SCHEDULE OF CURRENCY EXPOSURES (Details) $ in Thousands	Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Financial assets	$ 138,296
Financial liabilities	146,032
Net financial assets (liabilities)	(7,736)
Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	50,398
Marketable securities [member]
IfrsStatementLineItems [Line Items]
Financial assets	22,421
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	65,477
Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	46,219
Consideration payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	35,066
Loan payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	45,168
Other liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	19,579
CAD currency [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,311
Financial liabilities	456
Net financial assets (liabilities)	855
CAD currency [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,213
CAD currency [member] | Marketable securities [member]
IfrsStatementLineItems [Line Items]
Financial assets
CAD currency [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	98
CAD currency [member] | Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	456
CAD currency [member] | Consideration payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
CAD currency [member] | Loan payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
CAD currency [member] | Other liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
BOB currency [member]
IfrsStatementLineItems [Line Items]
Financial assets	14,192
Financial liabilities	82,089
Net financial assets (liabilities)	(67,897)
BOB currency [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	7,212
BOB currency [member] | Marketable securities [member]
IfrsStatementLineItems [Line Items]
Financial assets
BOB currency [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	6,980
BOB currency [member] | Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	27,093
BOB currency [member] | Consideration payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
BOB currency [member] | Loan payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	45,168
BOB currency [member] | Other liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	9,828
USD currency [member]
IfrsStatementLineItems [Line Items]
Financial assets	121,665
Financial liabilities	49,066
Net financial assets (liabilities)	72,599
USD currency [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	41,090
USD currency [member] | Marketable securities [member]
IfrsStatementLineItems [Line Items]
Financial assets	22,421
USD currency [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	58,154
USD currency [member] | Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	6,410
USD currency [member] | Consideration payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	35,066
USD currency [member] | Loan payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
USD currency [member] | Other liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	7,590
MXN currency [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,128
Financial liabilities	14,421
Net financial assets (liabilities)	(13,293)
MXN currency [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	883
MXN currency [member] | Marketable securities [member]
IfrsStatementLineItems [Line Items]
Financial assets
MXN currency [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	245
MXN currency [member] | Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	12,260
MXN currency [member] | Consideration payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
MXN currency [member] | Loan payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
MXN currency [member] | Other liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 2,161